STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Shares Underlying Options/Warrants
Outstanding at the beginning	4,774,642
Outstanding at the end	4,774,642
Exercisable at the end	4,774,642
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 2.87
Outstanding at the end (in dollars per share)	2.87
Exercisable at the end (in dollars per share)	$ 2.87
Weighted Average Remaining Contractual Term (Years)
Outstanding (in years)	2 years 8 months 12 days	3 years 8 months 12 days
Exercisable at the end (in years)	2 years 8 months 12 days